INTANGIBLE ASSETS - Amortization (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about intangible assets [line items]
Amortization	$ 3,000,028	$ 935,560
Cost of sales
Disclosure of detailed information about intangible assets [line items]
Amortization	1,548,636	295,239
Administrative expenses
Disclosure of detailed information about intangible assets [line items]
Amortization	$ 1,451,392	$ 640,321